Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cost:
Cost	$ 56,553	$ 63,712
Accumulated depreciation:
Accumulated depreciation	44,532	49,254
Depreciated cost	12,021	14,458
Computers and peripheral equipment [Member]
Cost:
Cost	40,101	45,290
Accumulated depreciation:
Accumulated depreciation	34,285	38,770
Office furniture and equipment [Member]
Cost:
Cost	8,260	9,212
Accumulated depreciation:
Accumulated depreciation	5,532	5,741
Buildings and leasehold improvements [Member]
Cost:
Cost	8,192	9,210
Accumulated depreciation:
Accumulated depreciation	$ 4,715	$ 4,743